Short-Term Borrowings	6 Months Ended
Jun. 30, 2026
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

In connection with the 2024 Bank Credit Facility (Note 9), the Company repaid loans of $15,780,809 for the six months ended June 30, 2025. As of June 30, 2025, the 2024 Bank Credit Facility was fully settled.

In connection with the 2025 Bank Credit Facility (Note 9), the Company has drawn down loans of $25,640,403 and $22,755,361, respectively for working capital purpose for the six months ended June 30, 2026 and 2025. For the same periods, the Company repaid borrowings of $30,602,649 and $nil, respectively in connection with the 2025 Bank Credit Facility.

For the three months ended June 30, 2026 and 2025, the Company recognized and fully paid interest expenses of $396,136 and $151,373, respectively. For the six months ended June 30, 2026 and 2025, the Company recognized and fully paid interest expenses of $870,384 and $351,153, respectively.